Intangible assets (Tables)	9 Months Ended
Sep. 30, 2026
Intangible assets [abstract]
Schedule of intangible assets

Intangible assets as at September 30, 2026, are as follows:

Cost	Lucid
$
As at December 31, 2025, and September 30, 2026	6,314,571

Accumulated amortization	$
As at December 31, 2025	1,801,364
Amortization	314,634
As at September 30, 2026	2,115,998

Net book value
As at September 30, 2026	4,198,573
As at December 31, 2025	4,513,207